Consolidated Statements of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
REVENUE
Total revenue	¥ 980,650	$ 134,348	¥ 221,984	¥ 209,711
Cost of sales
Total cost of sales	(29,085)	(3,984)	(30,543)	(21,998)
Gross profit	951,565	130,364	191,441	187,713
Other income and gains	57,359	7,858	59,316	66,972
Selling and distribution expenses	(195,998)	(26,852)	(195,387)	(157,421)
Administrative expenses	(187,125)	(25,636)	(181,076)	(170,595)
Research and development expenses	(947,245)	(129,772)	(706,972)	(743,104)
Other expenses	(9,075)	(1,243)	(5,203)	(17,674)
Finance costs	(64,455)	(8,830)	(96,057)	(52,785)
Share of (loss)/profit of a joint venture	(281)	(38)	1,076	(278)
LOSS BEFORE TAX	(395,255)	(54,149)	(932,862)	(887,172)
Income tax credit/(expense)	(10,425)	(1,428)	7,150	4,248
LOSS FOR THE YEAR	(405,680)	(55,577)	(925,712)	(882,924)
Attributable to:
Ordinary equity holders of the Company	(405,433)	(55,543)	(925,637)	(882,924)
Non-controlling interests	(247)	(34)	(75)
LOSS FOR THE YEAR	¥ (405,680)	$ (55,577)	¥ (925,712)	¥ (882,924)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.34)	$ (0.18)	¥ (3.28)	¥ (3.35)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.34)	$ (0.18)	¥ (3.28)	¥ (3.35)
Intellectual Property
REVENUE
Total revenue	¥ 678,415	$ 92,942
Products
REVENUE
Total revenue	260,835	35,734	¥ 193,535	¥ 174,931
Cost of sales
Total cost of sales	(27,031)	(3,703)	(29,342)	(18,926)
Others
REVENUE
Total revenue	41,400	5,672	28,449	34,780
Cost of sales
Total cost of sales	¥ (2,054)	$ (281)	¥ (1,201)	¥ (3,072)